CONTRIBUTED EQUITY, Issued Capital (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Issued capital [abstract]
315,846,248 ordinary shares (June 30, 2024: 257,244,759)	$ 194,791,435	$ 112,959,638
Contributed Equity [Member]
Issued capital [abstract]
315,846,248 ordinary shares (June 30, 2024: 257,244,759)	$ 194,791,435	$ 112,959,638	$ 78,897,119	$ 58,764,248
Number of ordinary shares issued (in shares)	315,846,248	257,244,759